Note 7 - Accounts Receivable	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of trade and other receivables [text block]
7.	ACCOUNTS RECEIVABLE

	December 31,	December 31,
	2024	2023
	$	$
Receivable from Minera Juanicipio (Notes 8 & 17)	2	855
Value added tax (“IVA” and “GST”)	499	700
Other receivables	315	4
	816	1,559